Related party transactions - Outstanding Balances Of Remunerations Of Directors (Details) - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 2,328,601	$ 771,255
Accounts Payable And Accrued Liabilities
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 2,328,601	$ 771,255